SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES(Details 2) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
EmployeesSellingAndAdminstrativeMember
Compensation Expenses	$ 180,630	$ 32,757	$ 298,854	$ 104,675
EmployeesResearchAndDevelopmentMember
Compensation Expenses	61,299	0	143,711	37,754
DirectorSellingAndAdminstrativeMember
Compensation Expenses	331,264	4,041	898,679	6,733
ConsultantsSellingAndAdminstrativeMember
Compensation Expenses	80,849	0	160,836	0
ShareBasedCompensationTotalMember
Compensation Expenses	$ 654,042	$ 36,798	$ 1,502,080	$ 149,162